Organization (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended
	Dec. 31, 2023		Apr. 30, 2023	Jun. 30, 2024	Mar. 29, 2024	Mar. 25, 2024	Dec. 31, 2022 [1]
Organization [Line Items]
Share issued	71,897,268		24,167
Issued ordinary shares	718,973
Net proceeds (in Dollars)	$ 9,000
Ordinary Shares issued	1,243,140	[1]		3,168,544			500,000
Ordinary shares outstanding	1,243,140	[1]		3,168,544			500,000
Subsequent Event [Member]
Organization [Line Items]
Issued ordinary shares					2,460,937	100
Ordinary Shares par value (in Dollars per share)						$ 0.0000001
Shares, unissued						1
Shares unissued price per share (in Dollars per share)						$ 0.00001
Ordinary Shares issued					246,093,671
Ordinary shares outstanding					246,093,671
IPO [Member]
Organization [Line Items]
Share issued			2,416,667
Issued ordinary shares			2,416,667
Net proceeds (in Dollars)			$ 13,000
Net Proceeds (in Dollars)			$ 13,002

[1]	On March 25, 2024, the Company issued an aggregate of every 100 Ordinary Shares with a par value of US$0.0000001 each in the Company’s issued and unissued share capital be consolidated into one Ordinary Share with a par value of US$0.00001 each, so that immediately following the Share Consolidation, the authorizsed share capital of the Company shall be changed. As of March 29, 2024, the Company had 246,093,671 Ordinary Shares issued and outstanding. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 2,460,937. As a result of the Share Consolidation, upon the Effective Date, there will be approximately 1,243,140 as of December 31, 2023.